FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         June 30, 2012

Check here if Amendment  [X] ;  Amendment Number: 1

 This Amendment (Check one only):                [X]  is a restatement
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Water Island Capital, LLC
Address:               41 Madison Avenue
                       New York, New York 10010

Form 13F File Number:  28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Jennifer Avicolli
Title:        Chief Compliance Officer
Phone:        (646) 727-4463

Signature, Place, and Date of Signing:

/s/   Jennifer Avicolli     New York, New York             8/10/12
        [Signature]           [City, State]                [Date]

Report Type:         (Check only one):

[X]         13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]         13F NOTICE.  (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ]         13F COMBINATION REPORT.(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are
         reported by other         reporting manager(s).)












                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                          0

Form 13F Information Table Entry Total:                                    78

Form 13F Information Table Value Total:                           $ 1,809,991
                                                                  (thousands)


List of Other Included Managers:
                                             NONE







NAME OF                        TITLE OF                   VALUE    SHARES/  SH/     PUT/    INVESTMENT  OTHER     VOTING AUTHORITY
ISSUER                         CLASS           CUSIP     (x$1000'S)PRN AMT  PRN     CALL    DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Abovenet Inc                     COM           00374N107 154044     1833863 SH                 SOLE              1833863
Alleghany Corp Del               COM           017175100    403        1187 SH                 SOLE                 1187
Allos Therapeutics Inc           COM           019777101    241      134470 SH                 SOLE               134470
Alpha Natural Resources Inc      COM           02076X102    139       16000 SH                 SOLE                16000
Ariba Inc                        COM NEW       04033V203  93767     2094920 SH                 SOLE              2094920
Avon Prods Inc                   COM           054303102     97        6000 SH                 SOLE                 6000
Bank of America Corporation      COM           060505104    167       20400 SH                 SOLE                20400
Beacon Fed Bancorp Inc           COM           073582108    173        8702 SH                 SOLE                 8702
Benihana Inc                     COM           082047101   3733      231716 SH                 SOLE               231716
Cameco Corp                      COM           13321L108      2          36 SH        PUT      SOLE                   36
Catalyst Health Solutions In     COM           14888B103 151346     1619708 SH                 SOLE              1619708
CH Energy Group Inc              COM           12541M102   4925       74980 SH                 SOLE                74980
Cliffs Natural Resources Inc     COM           18683K101     64        1300 SH                 SOLE                 1300
Collective Brands Inc            COM           19421W100  58136     2714117 SH                 SOLE              2714117
Comerica Inc                     COM           200340107    246        8000 SH                 SOLE                 8000
Comverse Technology Inc.         COM PAR
                                 $0.10         205862402    630      108253 SH                 SOLE               108253
Consol Energy Inc                COM           20854P109    187        6200 SH                 SOLE                 6200
Cooper Industries                SHS           G24140108 138853     2026905 SH                 SOLE              2026905
Cost Plus Inc Calif              COM           221485105   9370      425890 SH                 SOLE               425890
Credo Pete Corp                  COM PAR
                                 $0.10         225439207   3114      215225 SH                 SOLE               215225
CVR Energy Inc                   COM           12662P108     64        2400 SH                 SOLE                 2400
Easylink Services Intl Corp      CL A          277858106  12755     1761678 SH                 SOLE              1761678
Edelman Finl Group Inc           COM           27943Q105   6626      761570 SH                 SOLE               761570
Encore Bancshres Inc             COM           29255V201   4891      237084 SH                 SOLE               237084
Energy Transfer Equity L P       COM UT
                                 LTD PTN       29273V100    582       14200 SH                 SOLE                14200
Energy Transfer Prtnrs L P       UNIT LTD
                                 PARTN         29273R109     35         800 SH                 SOLE                  800
Eresearch Technology Inc         COM           29481V108  22584     2826510 SH                 SOLE              2826510
Express Scripts Inc              COM           302182100   8618      154360 SH                 SOLE               154360
Express Scripts Inc              COM           302182100    228         955 SH        CALL     SOLE                  955
Gen-Probe Inc New                COM           36866T103 113949     1386237 SH                 SOLE              1386237
Genworth Finl Inc.               COM
                                 CL A          37247D106    240       42480 SH                 SOLE                42480
Genworth Finl Inc.               COM
                                 CL A          37247D106      4         590 SH        PUT      SOLE                  590
Golfsmith Intl Holdings Inc      COM           38168Y103    329       54319 SH                 SOLE                54319
Goodrich Corp                    COM           382388106 225138     1774136 SH                 SOLE              1774136
Human Genome Sciences Inc        COM           444903108    222       16900 SH                 SOLE                16900
Human Genome Sciences Inc        COM           444903108     10         169 SH        PUT      SOLE                  169
Illumina Inc.                    COM           452327109  15095      373730 SH                 SOLE               373730
Intermune Inc                    COM           45884X103    217       18200 SH                 SOLE                18200
Jakks Pac Inc                    COM           47012E106     60        3726 SH                 SOLE                 3726
JPMorgan Chase & Co              COM           46625H100    382       10700 SH                 SOLE                10700
Kinder Morgan                    COM           49456B101  15904      493600 SH                 SOLE               493600
Kinder Morgan                    COM           49456B101      9        1765 SH        PUT      SOLE                 1765
Knology Inc                      COM           499183804  48708     2476239 SH                 SOLE              2476239
LAM Research Corp                COM           512807108  10561      279833 SH                 SOLE               279833
Lecroy Corp                      COM           52324W109   1518      106462 SH                 SOLE               106462
Manitowoc Co.                    COM           563571108    473       40400 SH                 SOLE                40400
Medtox Scientific Inc            COM
                                 NEW           584977201  14716      545862 SH                 SOLE               545862
Molycorp, Inc                    COM           608753109     13           1                                            1
P F Changs China Bistro Inc      COM           69333Y108  95248     1850565 SH                 SOLE              1850565
Pacific Cap Bancorp New          COM
                                 NEW           69404P200    133        2898 SH                 SOLE                 2898
Pan American Silver Corp         COM           697900108   2389      142000 SH                 SOLE               142000
Pan American Silver Corp         COM           697900108    150        1236 SH         PUT     SOLE                 1236
Pep Boys Manny Moe & Jack        COM           713278109  24441     2468838 SH                 SOLE              2468838
PLX Technology Inc               COM           6.93E+08    3486      548449 SH                 SOLE               548449
Progress Energy Inc              COM           743263105 256002     4254638 SH                 SOLE              4254638
Quest Software Inc               COM           74834T103  10114      363156 SH                 SOLE               363156
Rambus Inc.                      NOTE
                                 5.00%
                                 6/1           750917AC0    316      320000 SH                 SOLE               320000
Research in Motion               COM           760975102     38        5165 SH                 SOLE                 5165
Solutia Inc.                     COM
                                 NEW           834376501 191940     6842800 SH                 SOLE              6842800
SPDR S&P 500 ETF TR              TR
                                 UNIT          78462F10 3 42468      311646 SH                 SOLE               311646
SPDR S&P 500 ETF TR              TR
                                 UNIT          78462F103    180        4041 SH                 SOLE   PUT           4041
SPDR S&P 500 ETF TR              TR
                                 UNIT          78462F103    228        4041 SH                 SOLE   PUT           4041
SPDR S&P 500 ETF TR              TR
                                 UNIT          78462F103    146        2107 SH                 SOLE   PUT           2107
Standard Microsystems Corp       COM           853626109  25921      702658 SH                 SOLE               702658
Stillwater Mng Co                COM           86074Q102    174       20400 SH                 SOLE                20400
Sunoco Inc                       COM           86764P109  14716      309813                    SOLE               309813
Sunoco Inc                       COM           86764P109     87         841             PUT    SOLE                  841
Sunoco Inc                       COM           86764P109     28         487             PUT    SOLE                  487
Superior Energy Svcs Inc         COM           868157108    692       34201                    SOLE                34201
Superior Energy Svcs Inc         COM           868157108     38         205             PUT    SOLE                  205
Surewest Communications          COM           868733106    381       17476 SH                 SOLE                17476
TELUS Corporations               Non
                                 Voting        87971M95   13900      237580                    SOLE               237580
Tyco International Ltd.          SHS           H89128104    338        6400 SH                 SOLE                 6400
United Rentals Inc               COM           911363109   2090       61400 SH                 SOLE                61400
United Rentals Inc               COM           911363109      4          47 SH          PUT    SOLE                   47
Walter Energy Inc.               COM           93317Q105    327        7400 SH                 SOLE                 7400
Wausau Paper Corp                COM           943315101    293       30075 SH                 SOLE                30075
Whiting Pete Corp New            COM           966387102    148        3600 SH                 SOLE                 3600
Youku Inc                        SPONSORED
                                 ADR           98742U100      7         319 SH                 SOLE                  319
